Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.07223%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,738,335.32

Principal:
Principal Collections	$28,996,891.00
Prepayments in Full	$14,782,447.65
Liquidation Proceeds	$467,423.61
Recoveries	$149,839.57
Sub Total	$44,396,601.83
Collections	$48,134,937.15

Purchase Amounts:
Purchase Amounts Related to Principal	$84,503.32
Purchase Amounts Related to Interest	$477.40
Sub Total	$84,980.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,219,917.87

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$48,219,917.87
Servicing Fee	$765,643.94	$765,643.94	$0.00	$0.00	$47,454,273.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,454,273.93
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$47,454,273.93
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$47,454,273.93
Interest - Class A-3 Notes	$2,677,509.40	$2,677,509.40	$0.00	$0.00	$44,776,764.53
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$44,390,917.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,390,917.86
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$44,150,076.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,150,076.36
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$44,150,076.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,150,076.36
Regular Principal Payment	$41,798,924.48	$41,798,924.48	$0.00	$0.00	$2,351,151.88
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,351,151.88
Residual Released to Depositor	$0.00	$2,351,151.88	$0.00	$0.00	$0.00
Total		$48,219,917.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,798,924.48
Total					$41,798,924.48

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$41,798,924.48	$63.98	$2,677,509.40	$4.10	$44,476,433.88	$68.08
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$41,798,924.48	$22.69	$3,304,197.57	$1.79	$45,103,122.05	$24.48

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$630,002,212.23	0.9643383	$588,203,287.75	0.9003571
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$815,442,212.23	0.4426723	$773,643,287.75	0.4199813

Pool Information
Weighted Average APR	4.810%	4.825%
Weighted Average Remaining Term	40.94	40.25
Number of Receivables Outstanding	34,040	33,046
Pool Balance	$918,772,724.22	$873,790,181.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$852,284,188.50	$810,485,264.02
Pool Factor	0.4595062	0.4370090

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$63,304,917.55
Targeted Overcollateralization Amount	$100,146,893.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$100,146,893.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		94	$651,277.07
(Recoveries)		70	$149,839.57
Net Loss for Current Collection Period			$501,437.50
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6549%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2940%
Second Prior Collection Period			0.5259%
Prior Collection Period			0.8473%
Current Collection Period			0.6714%
Four Month Average (Current and Prior Three Collection Periods)			0.5846%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,972	$12,293,354.08
(Cumulative Recoveries)			$1,667,461.10
Cumulative Net Loss for All Collection Periods			$10,625,892.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5314%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,233.95
Average Net Loss for Receivables that have experienced a Realized Loss			$5,388.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.18%	285	$10,288,768.73
61-90 Days Delinquent	0.17%	39	$1,513,827.82
91-120 Days Delinquent	0.04%	7	$318,612.67
Over 120 Days Delinquent	0.07%	16	$615,113.91
Total Delinquent Receivables	1.46%	347	$12,736,323.13

Repossession Inventory:
Repossessed in the Current Collection Period		20	$891,583.42
Total Repossessed Inventory		41	$1,779,364.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2294%
Prior Collection Period			0.2056%
Current Collection Period			0.1876%
Three Month Average			0.2076%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2801%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	22

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	67	$2,554,275.90
2 Months Extended	127	$5,183,071.10
3+ Months Extended	33	$1,256,938.34

Total Receivables Extended	227	$8,994,285.34
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer